Property, Plant, and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Apr. 02, 2022	Mar. 27, 2021	Jan. 01, 2022	Dec. 26, 2020	Dec. 28, 2019
Property, Plant and Equipment [Line Items]
Gross property and equipment	$ 64,386		$ 61,646	$ 45,190
Less accumulated depreciation	(21,802)		(20,039)	(14,219)
Total property and equipment	42,584		41,607	30,971
Depreciation Expense	1,857	$ 1,473	6,450	5,985	$ 4,812
Land
Property, Plant and Equipment [Line Items]
Gross property and equipment	4,501		4,501	3,361
Manufacturing machinery and equipment
Property, Plant and Equipment [Line Items]
Gross property and equipment	36,099		35,688	26,447
Leasehold improvements
Property, Plant and Equipment [Line Items]
Gross property and equipment	4,873		4,599	5,127
Construction in progress
Property, Plant and Equipment [Line Items]
Gross property and equipment	4,974		3,571	2,170
Other
Property, Plant and Equipment [Line Items]
Gross property and equipment	$ 13,939		$ 13,287	$ 8,084